INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories
	April 30, 2021	October 31, 2020
Raw materials and supplies	$34,117	$26,199
Finished goods	119,844	120,612

Total inventories	$153,961	$146,811

	October 31, 2020	October 31, 2019
Raw materials and supplies	$26,199	$5,123
Finished goods	120,612	72,840

Total inventories	$146,811	$77,963